Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Aug. 17, 2014	Jul. 31, 2014
C000013133
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,057	$ 11,953	$ 11,762	$ 11,744	$ 11,858	$ 11,867	$ 11,850	$ 11,873	$ 11,595	$ 10,901	$ 11,067	$ 11,349	$ 11,462	$ 11,449	$ 11,356	$ 11,444	$ 11,456	$ 11,238	$ 11,492	$ 11,213	$ 11,201	$ 10,797	$ 10,862	$ 11,218	$ 11,436	$ 11,214	$ 11,341	$ 11,257	$ 11,522	$ 11,839	$ 11,892	$ 12,182	$ 12,174	$ 12,091	$ 12,108	$ 12,212	$ 12,243	$ 12,163	$ 12,143	$ 12,087	$ 11,993	$ 11,936	$ 12,147	$ 12,103	$ 12,031	$ 11,860	$ 11,895	$ 11,893	$ 11,951	$ 11,780	$ 11,729	$ 11,367	$ 11,519	$ 11,910	$ 11,752	$ 11,560	$ 11,533	$ 11,520	$ 11,520	$ 11,602	$ 11,450	$ 11,355	$ 11,319	$ 11,202	$ 11,154	$ 11,013	$ 10,952	$ 10,870	$ 10,764	$ 10,670	$ 10,736	$ 10,792	$ 10,789	$ 10,763	$ 10,745	$ 10,612	$ 10,643	$ 10,594	$ 10,646	$ 10,777	$ 10,639	$ 10,669	$ 10,677	$ 10,696	$ 10,626	$ 10,567	$ 10,607	$ 10,450	$ 10,379	$ 10,352	$ 10,302	$ 10,277	$ 10,163	$ 10,527	$ 10,620	$ 10,658	$ 10,589	$ 10,627	$ 10,482	$ 10,445	$ 10,353	$ 10,284	$ 10,310	$ 10,206	$ 10,104	$ 10,032	$ 9,993	$ 9,942	$ 9,934	$ 9,895	$ 9,928	$ 9,971	$ 10,024	$ 9,990	$ 10,114	$ 9,943	$ 9,853	$ 9,874	$ 9,814	$ 9,784		$ 9,675
C000013135
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000092720
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013173
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,972	11,873	11,705	11,713	11,822	11,830	11,813	11,834	11,547	10,815	10,971	11,288	11,433	11,406	11,319	11,427	11,439	11,208	11,473	11,184	11,184	10,668	10,727	11,098	11,386	11,102	11,282	11,179	11,454	11,753	11,813	12,087	12,090	11,998	12,024	12,120	12,158	12,068	12,044	11,999	11,918	11,872	12,055	11,987	11,906	11,754	11,777	11,765	11,809	11,636	11,542	11,256	11,433	11,767	11,639	11,470	11,443	11,439	11,434	11,505	11,357	11,264	11,216	11,090	11,074	10,959	10,909	10,839	10,735	10,642	10,702	10,762	10,736	10,677	10,659	10,576	10,601	10,582	10,627	10,695	10,614	10,669	10,694	10,697	10,648	10,589	10,633	10,543	10,453	10,436	10,387	10,359	10,302	10,612	10,696	10,718	10,640	10,642	10,493	10,494	10,425	10,386	10,366	10,239	10,171	10,122	10,084	10,016	10,017	9,960	9,989	10,017	10,065	10,037	10,142	9,961	9,895	9,904	9,837	9,817		9,675
C000013172
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063955
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013114
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,708	11,624	11,477	11,472	11,583	11,604	11,599	11,621	11,377	10,626	10,787	11,137	11,261	11,252	11,165	11,265	11,292	11,108	11,320	11,064	11,055	10,664	10,717	11,053	11,256	11,043	11,170	11,031	11,259	11,524	11,569	11,821	11,818	11,754	11,775	11,855	11,888	11,799	11,782	11,754	11,677	11,637	11,798	11,757	11,717	11,579	11,621	11,616	11,659	11,512	11,471	11,135	11,270	11,568	11,456	11,286	11,255	11,246	11,251	11,336	11,165	11,076	11,033	10,909	10,877	10,741	10,684	10,605	10,479	10,376	10,445	10,514	10,492	10,481	10,481	10,368	10,414	10,358	10,412	10,567	10,467	10,500	10,499	10,542	10,476	10,431	10,473	10,307	10,240	10,218	10,172	10,149	10,037	10,377	10,472	10,523	10,499	10,518	10,376	10,363	10,284	10,249	10,257	10,168	10,110	10,071	10,034	9,975	9,959	9,922	9,916	9,931	9,957	9,951	9,996	9,868	9,822	9,836	9,809	9,772		9,675
C000013116
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000092718
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000100969
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,488	12,371	12,173	12,162	12,270	12,248	12,236	12,213	11,934	11,235	11,396	11,706	11,856	11,827	11,732	11,798	11,821	11,613	11,845	11,520	11,521	11,097	11,197	11,567	11,780	11,541	11,766	11,693	12,031	12,382	12,455	12,775	12,775	12,667	12,711	12,825	12,870	12,766	12,700	12,625	12,520	12,482	12,631	12,450	12,281	12,081	12,098	12,104	12,103	11,885	11,578	11,225	11,563	12,358	12,172	11,969	11,930	11,910	11,899	11,975	11,829	11,751	11,701	11,565	11,534	11,399	11,338	11,231	11,133	11,044	11,116	11,170	11,158	11,108	11,096	10,964	10,998	10,969	10,995	11,114	11,022	11,070	11,082	11,102	11,002	10,911	10,938	10,783	10,672	10,625	10,549	10,504	10,421	10,882	11,002	11,031	10,998	11,000	10,797	10,774	10,678	10,619	10,612	10,464	10,385	10,304	10,259	10,144	10,127	10,041	10,086	10,134	10,182	10,126	10,263	10,059	9,960	9,961	9,891	9,847		9,675
C000100970
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000100971
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013127
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,211	12,104	11,931	11,941	12,063	12,075	12,072	12,099	11,849	11,254	11,377	11,650	11,759	11,731	11,634	11,727	11,725	11,495	11,750	11,453	11,439	10,956	11,050	11,452	11,747	11,457	11,633	11,543	11,918	12,280	12,364	12,698	12,694	12,595	12,622	12,729	12,783	12,682	12,644	12,594	12,491	12,428	12,659	12,531	12,415	12,222	12,247	12,233	12,257	12,038	11,934	11,515	11,788	12,337	12,145	11,892	11,863	11,848	11,847	11,944	11,708	11,608	11,543	11,380	11,327	11,153	11,088	10,999	10,884	10,781	10,836	10,902	10,872	10,817	10,787	10,673	10,701	10,658	10,686	10,785	10,718	10,744	10,747	10,760	10,670	10,616	10,631	10,474	10,386	10,344	10,290	10,294	10,208	10,583	10,654	10,680	10,627	10,629	10,487	10,458	10,394	10,331	10,343	10,236	10,140	10,087	10,045	9,960	9,952	9,879	9,923	9,915	9,949	9,940	9,984	9,892	9,842	9,876	9,858	9,787		9,675
C000013129
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063948
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013145
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,816	11,719	11,548	11,543	11,642	11,652	11,647	11,657	11,386	10,673	10,860	11,164	11,308	11,290	11,171	11,255	11,267	11,020	11,320	11,005	11,034	10,479	10,595	11,009	11,252	11,001	11,187	11,064	11,418	11,758	11,831	12,155	12,131	12,038	12,055	12,156	12,200	12,094	12,056	11,992	11,886	11,835	12,028	11,948	11,868	11,705	11,734	11,723	11,777	11,615	11,545	11,249	11,379	11,721	11,585	11,422	11,389	11,385	11,381	11,456	11,296	11,238	11,181	11,058	11,024	10,926	10,867	10,795	10,697	10,613	10,668	10,723	10,699	10,675	10,641	10,544	10,560	10,527	10,542	10,607	10,537	10,602	10,605	10,645	10,576	10,531	10,558	10,442	10,374	10,364	10,309	10,275	10,185	10,518	10,605	10,656	10,637	10,641	10,481	10,460	10,393	10,361	10,374	10,272	10,194	10,150	10,117	10,038	10,005	9,949	9,961	9,962	9,986	9,965	10,032	9,923	9,880	9,902	9,859	9,772		9,675
C000013147
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063951
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,276,168	1,264,642	1,245,550	1,249,214	1,264,879	1,264,919	1,263,297	1,269,782	1,240,940	1,166,866	1,176,881	1,212,415	1,230,125	1,225,277	1,213,125	1,223,730	1,226,532	1,199,909	1,227,669	1,193,388	1,189,982	1,136,809	1,146,342	1,192,096	1,218,808	1,187,434	1,207,206	1,189,535	1,223,373	1,264,360	1,268,906	1,304,617	1,302,516	1,291,521	1,295,309	1,304,724	1,309,530	1,298,759	1,295,202	1,291,350	1,280,608	1,272,759	1,293,308	1,285,118	1,277,337	1,258,348	1,262,139	1,261,872	1,267,820	1,246,821	1,236,643	1,198,516	1,213,749	1,259,432	1,243,398	1,221,453	1,217,735	1,214,697	1,212,524	1,222,322	1,203,341	1,193,721	1,189,329	1,173,156	1,168,763	1,150,575	1,144,448	1,135,861	1,122,422	1,110,135	1,117,014	1,124,292	1,121,412	1,118,698	1,117,744	1,105,089	1,109,047	1,104,969	1,108,280	1,121,483	1,109,883	1,115,858	1,113,141	1,118,829	1,110,379	1,101,468	1,105,432	1,088,162	1,080,323	1,077,983	1,070,549	1,063,538	1,051,197	1,091,920	1,103,497	1,109,032	1,107,538	1,106,862	1,089,529	1,086,590	1,078,659	1,075,253	1,073,565	1,060,906	1,053,504	1,049,332	1,045,177	1,037,660	1,035,627	1,028,179	1,029,117	1,031,968	1,037,411	1,034,424	1,045,205	1,027,003	1,021,847	1,020,082	1,013,136	1,012,107		1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,276,168	1,264,642	1,245,550	1,249,214	1,264,879	1,264,919	1,263,297	1,269,782	1,240,940	1,166,866	1,176,881	1,212,415	1,230,125	1,225,277	1,213,125	1,223,730	1,226,532	1,199,909	1,227,669	1,193,388	1,189,982	1,136,809	1,146,342	1,192,096	1,218,808	1,187,434	1,207,206	1,189,535	1,223,373	1,264,360	1,268,906	1,304,617	1,302,516	1,291,521	1,295,309	1,304,724	1,309,530	1,298,759	1,295,202	1,291,350	1,280,608	1,272,759	1,293,308	1,285,118	1,277,337	1,258,348	1,262,139	1,261,872	1,267,820	1,246,821	1,236,643	1,198,516	1,213,749	1,259,432	1,243,398	1,221,453	1,217,735	1,214,697	1,212,524	1,222,322	1,203,341	1,193,721	1,189,329	1,173,156	1,168,763	1,150,575	1,144,448	1,135,861	1,122,422	1,110,135	1,117,014	1,124,292	1,121,412	1,118,698	1,117,744	1,105,089	1,109,047	1,104,969	1,108,280	1,121,483	1,109,883	1,115,858	1,113,141	1,118,829	1,110,379	1,101,468	1,105,432	1,088,162	1,080,323	1,077,983	1,070,549	1,063,538	1,051,197	1,091,920	1,103,497	1,109,032	1,107,538	1,106,862	1,089,529	1,086,590	1,078,659	1,075,253	1,073,565	1,060,906	1,053,504	1,049,332	1,045,177	1,037,660	1,035,627	1,028,179	1,029,117	1,031,968	1,037,411	1,034,424	1,045,205	1,027,003	1,021,847	1,020,082	1,013,136	1,012,107		1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,276,168	1,264,642	1,245,550	1,249,214	1,264,879	1,264,919	1,263,297	1,269,782	1,240,940	1,166,866	1,176,881	1,212,415	1,230,125	1,225,277	1,213,125	1,223,730	1,226,532	1,199,909	1,227,669	1,193,388	1,189,982	1,136,809	1,146,342	1,192,096	1,218,808	1,187,434	1,207,206	1,189,535	1,223,373	1,264,360	1,268,906	1,304,617	1,302,516	1,291,521	1,295,309	1,304,724	1,309,530	1,298,759	1,295,202	1,291,350	1,280,608	1,272,759	1,293,308	1,285,118	1,277,337	1,258,348	1,262,139	1,261,872	1,267,820	1,246,821	1,236,643	1,198,516	1,213,749	1,259,432	1,243,398	1,221,453	1,217,735	1,214,697	1,212,524	1,222,322	1,203,341	1,193,721	1,189,329	1,173,156	1,168,763	1,150,575	1,144,448	1,135,861	1,122,422	1,110,135	1,117,014	1,124,292	1,121,412	1,118,698	1,117,744	1,105,089	1,109,047	1,104,969	1,108,280	1,121,483	1,109,883	1,115,858	1,113,141	1,118,829	1,110,379	1,101,468	1,105,432	1,088,162	1,080,323	1,077,983	1,070,549	1,063,538	1,051,197	1,091,920	1,103,497	1,109,032	1,107,538	1,106,862	1,089,529	1,086,590	1,078,659	1,075,253	1,073,565	1,060,906	1,053,504	1,049,332	1,045,177	1,037,660	1,035,627	1,028,179	1,029,117	1,031,968	1,037,411	1,034,424	1,045,205	1,027,003	1,021,847	1,020,082	1,013,136	1,012,107		1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,660	12,546	12,356	12,393	12,548	12,548	12,532	12,597	12,311	11,576	11,675	12,028	12,203	12,155	12,035	12,140	12,168	11,904	12,179	11,839	11,805	11,278	11,372	11,826	12,091	11,780	11,976	11,801	12,136	12,543	12,588	12,942	12,921	12,812	12,850	12,943	12,991	12,884	12,849	12,811	12,704	12,626	12,830	12,749	12,672	12,483	12,521	12,518	12,577	12,369	12,268	11,890	12,041	12,494	12,335	12,117	12,080	12,050	12,029	12,126	11,938	11,842	11,799	11,638	11,595	11,414	11,353	11,268	11,135	11,013	11,081	11,153	11,125	11,098	11,088	10,963	11,002	10,962	10,995	11,126	11,010	11,070	11,043	11,099	11,015	10,927	10,966	10,795	10,717	10,694	10,620	10,551	10,428	10,832	10,947	11,002	10,987	10,981	10,809	10,779	10,701	10,667	10,650	10,525	10,451	10,410	10,369	10,294	10,274	10,200	10,209	10,238	10,292	10,262	10,369	10,188	10,137	10,120	10,051	10,040	$ 10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,276,168	1,264,642	1,245,550	1,249,214	1,264,879	1,264,919	1,263,297	1,269,782	1,240,940	1,166,866	1,176,881	1,212,415	1,230,125	1,225,277	1,213,125	1,223,730	1,226,532	1,199,909	1,227,669	1,193,388	1,189,982	1,136,809	1,146,342	1,192,096	1,218,808	1,187,434	1,207,206	1,189,535	1,223,373	1,264,360	1,268,906	1,304,617	1,302,516	1,291,521	1,295,309	1,304,724	1,309,530	1,298,759	1,295,202	1,291,350	1,280,608	1,272,759	1,293,308	1,285,118	1,277,337	1,258,348	1,262,139	1,261,872	1,267,820	1,246,821	1,236,643	1,198,516	1,213,749	1,259,432	1,243,398	1,221,453	1,217,735	1,214,697	1,212,524	1,222,322	1,203,341	1,193,721	1,189,329	1,173,156	1,168,763	1,150,575	1,144,448	1,135,861	1,122,422	1,110,135	1,117,014	1,124,292	1,121,412	1,118,698	1,117,744	1,105,089	1,109,047	1,104,969	1,108,280	1,121,483	1,109,883	1,115,858	1,113,141	1,118,829	1,110,379	1,101,468	1,105,432	1,088,162	1,080,323	1,077,983	1,070,549	1,063,538	1,051,197	1,091,920	1,103,497	1,109,032	1,107,538	1,106,862	1,089,529	1,086,590	1,078,659	1,075,253	1,073,565	1,060,906	1,053,504	1,049,332	1,045,177	1,037,660	1,035,627	1,028,179	1,029,117	1,031,968	1,037,411	1,034,424	1,045,205	1,027,003	1,021,847	1,020,082	1,013,136	1,012,107		1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,276,168	1,264,642	1,245,550	1,249,214	1,264,879	1,264,919	1,263,297	1,269,782	1,240,940	1,166,866	1,176,881	1,212,415	1,230,125	1,225,277	1,213,125	1,223,730	1,226,532	1,199,909	1,227,669	1,193,388	1,189,982	1,136,809	1,146,342	1,192,096	1,218,808	1,187,434	1,207,206	1,189,535	1,223,373	1,264,360	1,268,906	1,304,617	1,302,516	1,291,521	1,295,309	1,304,724	1,309,530	1,298,759	1,295,202	1,291,350	1,280,608	1,272,759	1,293,308	1,285,118	1,277,337	1,258,348	1,262,139	1,261,872	1,267,820	1,246,821	1,236,643	1,198,516	1,213,749	1,259,432	1,243,398	1,221,453	1,217,735	1,214,697	1,212,524	1,222,322	1,203,341	1,193,721	1,189,329	1,173,156	1,168,763	1,150,575	1,144,448	1,135,861	1,122,422	1,110,135	1,117,014	1,124,292	1,121,412	1,118,698	1,117,744	1,105,089	1,109,047	1,104,969	1,108,280	1,121,483	1,109,883	1,115,858	1,113,141	1,118,829	1,110,379	1,101,468	1,105,432	1,088,162	1,080,323	1,077,983	1,070,549	1,063,538	1,051,197	1,091,920	1,103,497	1,109,032	1,107,538	1,106,862	1,089,529	1,086,590	1,078,659	1,075,253	1,073,565	1,060,906	1,053,504	1,049,332	1,045,177	1,037,660	1,035,627	1,028,179	1,029,117	1,031,968	1,037,411	1,034,424	1,045,205	1,027,003	1,021,847	1,020,082	1,013,136	1,012,107		1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,646	12,455	12,492	12,649	12,649	12,633	12,698	12,409	11,669	11,769	12,124	12,301	12,253	12,131	12,237	12,265	11,999	12,277	11,934	11,900	11,368	11,463	11,921	12,188	11,874	12,072	11,895	12,234	12,644	12,689	13,046	13,025	12,915	12,953	13,047	13,095	12,988	12,952	12,913	12,806	12,728	12,933	12,851	12,773	12,583	12,621	12,619	12,678	12,468	12,366	11,985	12,137	12,594	12,434	12,215	12,177	12,147	12,125	12,223	12,033	11,937	11,893	11,732	11,688	11,506	11,444	11,359	11,224	11,101	11,170	11,243	11,214	11,187	11,177	11,051	11,090	11,050	11,083	11,215	11,099	11,159	11,131	11,188	11,104	11,015	11,054	10,882	10,803	10,780	10,705	10,635	10,512	10,919	11,035	11,090	11,075	11,069	10,895	10,866	10,787	10,753	10,736	10,609	10,535	10,493	10,452	10,377	10,356	10,282	10,291	10,320	10,374	10,344	10,452	10,270	10,218	10,201	10,131	10,121		10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,276,168	1,264,642	1,245,550	1,249,214	1,264,879	1,264,919	1,263,297	1,269,782	1,240,940	1,166,866	1,176,881	1,212,415	1,230,125	1,225,277	1,213,125	1,223,730	1,226,532	1,199,909	1,227,669	1,193,388	1,189,982	1,136,809	1,146,342	1,192,096	1,218,808	1,187,434	1,207,206	1,189,535	1,223,373	1,264,360	1,268,906	1,304,617	1,302,516	1,291,521	1,295,309	1,304,724	1,309,530	1,298,759	1,295,202	1,291,350	1,280,608	1,272,759	1,293,308	1,285,118	1,277,337	1,258,348	1,262,139	1,261,872	1,267,820	1,246,821	1,236,643	1,198,516	1,213,749	1,259,432	1,243,398	1,221,453	1,217,735	1,214,697	1,212,524	1,222,322	1,203,341	1,193,721	1,189,329	1,173,156	1,168,763	1,150,575	1,144,448	1,135,861	1,122,422	1,110,135	1,117,014	1,124,292	1,121,412	1,118,698	1,117,744	1,105,089	1,109,047	1,104,969	1,108,280	1,121,483	1,109,883	1,115,858	1,113,141	1,118,829	1,110,379	1,101,468	1,105,432	1,088,162	1,080,323	1,077,983	1,070,549	1,063,538	1,051,197	1,091,920	1,103,497	1,109,032	1,107,538	1,106,862	1,089,529	1,086,590	1,078,659	1,075,253	1,073,565	1,060,906	1,053,504	1,049,332	1,045,177	1,037,660	1,035,627	1,028,179	1,029,117	1,031,968	1,037,411	1,034,424	1,045,205	1,027,003	1,021,847	1,020,082	1,013,136	1,012,107		1,000,000
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Account Value	$ 12,544	12,445	12,259	12,277	12,411	12,423	12,397	12,473	12,180	11,498	11,581	11,904	12,067	12,002	11,918	12,018	12,057	11,804	12,068	11,762	11,708	11,219	11,315	11,773	12,018	11,724	11,906	11,741	12,090	12,487	12,522	12,861	12,846	12,746	12,777	12,870	12,904	12,796	12,777	12,745	12,654	12,579	12,761	12,705	12,640	12,455	12,492	12,489	12,543	12,368	12,291	11,922	11,975	12,472	12,308	12,093	12,058	12,031	11,999	12,114	11,936	11,837	11,796	11,652	11,610	11,437	11,380	11,294	11,170	11,051	11,110	11,181	11,157	11,140	11,123	11,007	11,047	11,002	11,038	11,172	11,051	11,125	11,095	11,163	11,088	11,012	11,059	10,897	10,807	10,789	10,706	10,639	10,525	10,890	10,985	11,034	11,038	11,027	10,876	10,860	10,783	10,757	10,737	10,598	10,537	10,507	10,459	10,383	10,362	10,286	10,295	10,322	10,371	10,334	10,451	10,265	10,216	10,190	10,125	10,113		10,000
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Account Value	$ 12,544	12,445	12,259	12,277	12,411	12,423	12,397	12,473	12,180	11,498	11,581	11,904	12,067	12,002	11,918	12,018	12,057	11,804	12,068	11,762	11,708	11,219	11,315	11,773	12,018	11,724	11,906	11,741	12,090	12,487	12,522	12,861	12,846	12,746	12,777	12,870	12,904	12,796	12,777	12,745	12,654	12,579	12,761	12,705	12,640	12,455	12,492	12,489	12,543	12,368	12,291	11,922	11,975	12,472	12,308	12,093	12,058	12,031	11,999	12,114	11,936	11,837	11,796	11,652	11,610	11,437	11,380	11,294	11,170	11,051	11,110	11,181	11,157	11,140	11,123	11,007	11,047	11,002	11,038	11,172	11,051	11,125	11,095	11,163	11,088	11,012	11,059	10,897	10,807	10,789	10,706	10,639	10,525	10,890	10,985	11,034	11,038	11,027	10,876	10,860	10,783	10,757	10,737	10,598	10,537	10,507	10,459	10,383	10,362	10,286	10,295	10,322	10,371	10,334	10,451	10,265	10,216	10,190	10,125	10,113		10,000
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Account Value	$ 1,254,419	1,244,542	1,225,944	1,227,680	1,241,069	1,242,278	1,239,693	1,247,251	1,217,971	1,149,807	1,158,094	1,190,361	1,206,710	1,200,204	1,191,827	1,201,783	1,205,703	1,180,446	1,206,842	1,176,200	1,170,816	1,121,882	1,131,485	1,177,302	1,201,753	1,172,403	1,190,626	1,174,131	1,209,041	1,248,733	1,252,196	1,286,120	1,284,602	1,274,616	1,277,655	1,287,029	1,290,352	1,279,648	1,277,689	1,274,534	1,265,431	1,257,894	1,276,143	1,270,505	1,264,026	1,245,537	1,249,243	1,248,873	1,254,260	1,236,813	1,229,056	1,192,204	1,197,532	1,247,229	1,230,793	1,209,295	1,205,832	1,203,107	1,199,871	1,211,395	1,193,603	1,183,666	1,179,649	1,165,151	1,160,953	1,143,657	1,138,011	1,129,355	1,116,971	1,105,133	1,111,034	1,118,100	1,115,729	1,113,979	1,112,329	1,100,735	1,104,671	1,100,193	1,103,783	1,117,199	1,105,123	1,112,503	1,109,501	1,116,322	1,108,793	1,101,160	1,105,868	1,089,701	1,080,710	1,078,944	1,070,624	1,063,879	1,052,510	1,088,975	1,098,512	1,103,417	1,103,800	1,102,692	1,087,626	1,086,045	1,078,337	1,075,722	1,073,710	1,059,834	1,053,746	1,050,701	1,045,926	1,038,333	1,036,219	1,028,573	1,029,526	1,032,245	1,037,092	1,033,362	1,045,135	1,026,462	1,021,573	1,019,011	1,012,474	1,011,325		1,000,000
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Account Value	$ 12,505	12,382	12,206	12,290	12,429	12,434	12,416	12,476	12,234	11,638	11,681	11,981	12,098	12,071	11,970	12,075	12,134	11,876	12,110	11,834	11,785	11,352	11,406	11,771	12,002	11,717	11,828	11,664	11,926	12,287	12,325	12,635	12,623	12,547	12,591	12,661	12,703	12,592	12,574	12,536	12,467	12,396	12,563	12,511	12,469	12,319	12,342	12,325	12,357	12,150	12,031	11,664	11,823	12,197	12,076	11,877	11,845	11,816	11,779	11,881	11,734	11,621	11,564	11,410	11,360	11,179	11,108	11,014	10,892	10,783	10,826	10,881	10,860	10,813	10,799	10,685	10,704	10,694	10,719	10,815	10,747	10,809	10,772	10,830	10,739	10,665	10,748	10,629	10,535	10,540	10,474	10,410	10,314	10,670	10,792	10,851	10,853	10,845	10,692	10,683	10,614	10,610	10,601	10,474	10,404	10,374	10,338	10,267	10,242	10,181	10,192	10,222	10,266	10,242	10,345	10,193	10,157	10,151	10,095	10,099		10,000
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Account Value	$ 12,505	12,382	12,206	12,290	12,429	12,434	12,416	12,476	12,234	11,638	11,681	11,981	12,098	12,071	11,970	12,075	12,134	11,876	12,110	11,834	11,785	11,352	11,406	11,771	12,002	11,717	11,828	11,664	11,926	12,287	12,325	12,635	12,623	12,547	12,591	12,661	12,703	12,592	12,574	12,536	12,467	12,396	12,563	12,511	12,469	12,319	12,342	12,325	12,357	12,150	12,031	11,664	11,823	12,197	12,076	11,877	11,845	11,816	11,779	11,881	11,734	11,621	11,564	11,410	11,360	11,179	11,108	11,014	10,892	10,783	10,826	10,881	10,860	10,813	10,799	10,685	10,704	10,694	10,719	10,815	10,747	10,809	10,772	10,830	10,739	10,665	10,748	10,629	10,535	10,540	10,474	10,410	10,314	10,670	10,792	10,851	10,853	10,845	10,692	10,683	10,614	10,610	10,601	10,474	10,404	10,374	10,338	10,267	10,242	10,181	10,192	10,222	10,266	10,242	10,345	10,193	10,157	10,151	10,095	10,099		10,000
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Account Value	$ 1,250,542	1,238,210	1,220,579	1,229,047	1,242,867	1,243,371	1,241,561	1,247,589	1,223,371	1,163,806	1,168,116	1,198,143	1,209,841	1,207,122	1,196,978	1,207,505	1,213,403	1,187,639	1,210,987	1,183,368	1,178,476	1,135,194	1,140,595	1,177,070	1,200,166	1,171,716	1,182,834	1,166,403	1,192,593	1,228,693	1,232,460	1,263,472	1,262,349	1,254,662	1,259,050	1,266,056	1,270,324	1,259,219	1,257,448	1,253,597	1,246,690	1,239,614	1,256,251	1,251,055	1,246,868	1,231,858	1,234,150	1,232,478	1,235,684	1,215,010	1,203,142	1,166,444	1,182,330	1,219,670	1,207,566	1,187,732	1,184,545	1,181,610	1,177,892	1,188,059	1,173,423	1,162,117	1,156,373	1,141,046	1,135,985	1,117,925	1,110,791	1,101,370	1,089,226	1,078,257	1,082,581	1,088,061	1,086,040	1,081,295	1,079,859	1,068,549	1,070,449	1,069,423	1,071,894	1,081,504	1,074,750	1,080,878	1,077,216	1,082,957	1,073,922	1,066,533	1,074,844	1,062,899	1,053,457	1,053,977	1,047,361	1,041,024	1,031,377	1,066,976	1,079,162	1,085,145	1,085,314	1,084,463	1,069,209	1,068,322	1,061,417	1,061,006	1,060,149	1,047,358	1,040,400	1,037,391	1,033,806	1,026,670	1,024,177	1,018,066	1,019,197	1,022,232	1,026,594	1,024,200	1,034,529	1,019,268	1,015,710	1,015,112	1,009,478	1,009,882		1,000,000
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Account Value	$ 12,257	12,130	11,935	12,007	12,151	12,172	12,144	12,214	11,984	11,298	11,366	11,730	11,878	11,813	11,750	11,877	11,924	11,678	11,917	11,624	11,579	11,088	11,183	11,583	11,804	11,527	11,689	11,543	11,834	12,194	12,227	12,548	12,528	12,432	12,478	12,562	12,613	12,509	12,487	12,472	12,376	12,317	12,487	12,442	12,391	12,234	12,263	12,252	12,314	12,146	12,103	11,730	11,855	12,159	12,033	11,836	11,810	11,784	11,761	11,865	11,703	11,606	11,557	11,418	11,395	11,240	11,182	11,096	10,952	10,830	10,883	10,952	10,939	10,910	10,899	10,803	10,833	10,807	10,833	10,946	10,839	10,925	10,904	10,962	10,905	10,820	10,864	10,733	10,659	10,638	10,546	10,471	10,352	10,742	10,832	10,892	10,887	10,881	10,733	10,723	10,660	10,646	10,625	10,503	10,452	10,436	10,404	10,333	10,302	10,232	10,227	10,249	10,292	10,255	10,364	10,195	10,151	10,140	10,087	10,096		10,000
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Account Value	$ 12,257	12,130	11,935	12,007	12,151	12,172	12,144	12,214	11,984	11,298	11,366	11,730	11,878	11,813	11,750	11,877	11,924	11,678	11,917	11,624	11,579	11,088	11,183	11,583	11,804	11,527	11,689	11,543	11,834	12,194	12,227	12,548	12,528	12,432	12,478	12,562	12,613	12,509	12,487	12,472	12,376	12,317	12,487	12,442	12,391	12,234	12,263	12,252	12,314	12,146	12,103	11,730	11,855	12,159	12,033	11,836	11,810	11,784	11,761	11,865	11,703	11,606	11,557	11,418	11,395	11,240	11,182	11,096	10,952	10,830	10,883	10,952	10,939	10,910	10,899	10,803	10,833	10,807	10,833	10,946	10,839	10,925	10,904	10,962	10,905	10,820	10,864	10,733	10,659	10,638	10,546	10,471	10,352	10,742	10,832	10,892	10,887	10,881	10,733	10,723	10,660	10,646	10,625	10,503	10,452	10,436	10,404	10,333	10,302	10,232	10,227	10,249	10,292	10,255	10,364	10,195	10,151	10,140	10,087	10,096		10,000
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Account Value	$ 1,225,692	1,212,958	1,193,539	1,200,691	1,215,056	1,217,170	1,214,366	1,221,433	1,198,397	1,129,849	1,136,555	1,173,008	1,187,827	1,181,286	1,175,050	1,187,744	1,192,375	1,167,810	1,191,695	1,162,380	1,157,945	1,108,837	1,118,292	1,158,297	1,180,406	1,152,699	1,168,852	1,154,268	1,183,439	1,219,442	1,222,728	1,254,791	1,252,843	1,243,196	1,247,843	1,256,224	1,261,293	1,250,896	1,248,717	1,247,157	1,237,625	1,231,697	1,248,724	1,244,228	1,239,050	1,223,409	1,226,313	1,225,233	1,231,379	1,214,580	1,210,340	1,172,975	1,185,453	1,215,945	1,203,347	1,183,621	1,180,993	1,178,376	1,176,055	1,186,461	1,170,289	1,160,641	1,155,735	1,141,833	1,139,524	1,123,981	1,118,155	1,109,629	1,095,157	1,082,970	1,088,328	1,095,163	1,093,898	1,090,960	1,089,871	1,080,285	1,083,318	1,080,664	1,083,270	1,094,603	1,083,893	1,092,495	1,090,447	1,096,151	1,090,492	1,082,022	1,086,391	1,073,275	1,065,904	1,063,805	1,054,618	1,047,132	1,035,231	1,074,157	1,083,215	1,089,174	1,088,655	1,088,123	1,073,292	1,072,343	1,066,050	1,064,574	1,062,514	1,050,317	1,045,195	1,043,589	1,040,357	1,033,339	1,030,153	1,023,193	1,022,698	1,024,880	1,029,214	1,025,483	1,036,414	1,019,505	1,015,074	1,014,041	1,008,729	1,009,632		1,000,000
EATON VANCE Index: Bloomberg New Jersey Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Account Value	$ 13,691	13,561	13,357	13,402	13,563	13,569	13,544	13,603	13,286	12,520	12,633	12,985	13,159	13,082	12,952	13,041	13,074	12,764	13,048	12,628	12,606	12,009	12,112	12,630	12,908	12,536	12,723	12,535	12,920	13,370	13,451	13,867	13,833	13,708	13,789	13,890	13,929	13,785	13,715	13,663	13,517	13,431	13,640	13,449	13,270	12,987	13,035	13,059	13,047	12,646	12,312	12,009	12,286	13,182	12,995	12,735	12,681	12,635	12,620	12,747	12,519	12,390	12,328	12,111	12,064	11,838	11,765	11,665	11,509	11,390	11,479	11,554	11,517	11,440	11,409	11,278	11,304	11,257	11,288	11,421	11,302	11,336	11,298	11,260	11,089	10,977	11,014	10,805	10,749	10,731	10,630	10,558	10,487	10,991	11,136	11,181	11,112	11,084	10,846	10,808	10,695	10,631	10,641	10,484	10,343	10,262	10,191	10,074	10,177	10,089	10,083	10,196	10,304	10,305	10,464	10,280	10,206	10,202	10,150	10,142		10,000
EATON VANCE Index: Bloomberg New Jersey Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Account Value	$ 13,691	13,561	13,357	13,402	13,563	13,569	13,544	13,603	13,286	12,520	12,633	12,985	13,159	13,082	12,952	13,041	13,074	12,764	13,048	12,628	12,606	12,009	12,112	12,630	12,908	12,536	12,723	12,535	12,920	13,370	13,451	13,867	13,833	13,708	13,789	13,890	13,929	13,785	13,715	13,663	13,517	13,431	13,640	13,449	13,270	12,987	13,035	13,059	13,047	12,646	12,312	12,009	12,286	13,182	12,995	12,735	12,681	12,635	12,620	12,747	12,519	12,390	12,328	12,111	12,064	11,838	11,765	11,665	11,509	11,390	11,479	11,554	11,517	11,440	11,409	11,278	11,304	11,257	11,288	11,421	11,302	11,336	11,298	11,260	11,089	10,977	11,014	10,805	10,749	10,731	10,630	10,558	10,487	10,991	11,136	11,181	11,112	11,084	10,846	10,808	10,695	10,631	10,641	10,484	10,343	10,262	10,191	10,074	10,177	10,089	10,083	10,196	10,304	10,305	10,464	10,280	10,206	10,202	10,150	10,142		10,000
EATON VANCE Index: Bloomberg New Jersey Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Account Value	$ 1,369,127	1,356,078	1,335,723	1,340,162	1,356,270	1,356,903	1,354,446	1,360,274	1,328,629	1,251,975	1,263,302	1,298,516	1,315,943	1,308,224	1,295,238	1,304,116	1,307,440	1,276,390	1,304,763	1,262,823	1,260,566	1,200,889	1,211,177	1,262,985	1,290,844	1,253,576	1,272,271	1,253,483	1,292,016	1,336,975	1,345,124	1,386,750	1,383,262	1,370,804	1,378,931	1,388,991	1,392,868	1,378,456	1,371,510	1,366,264	1,351,662	1,343,082	1,364,032	1,344,877	1,326,978	1,298,748	1,303,481	1,305,883	1,304,652	1,264,591	1,231,190	1,200,939	1,228,610	1,318,162	1,299,498	1,273,541	1,268,059	1,263,514	1,261,984	1,274,662	1,251,890	1,239,047	1,232,846	1,211,063	1,206,352	1,183,826	1,176,474	1,166,480	1,150,905	1,139,003	1,147,926	1,155,380	1,151,715	1,144,001	1,140,940	1,127,820	1,130,357	1,125,720	1,128,760	1,142,057	1,130,181	1,133,595	1,129,766	1,125,968	1,108,912	1,097,729	1,101,406	1,080,525	1,074,879	1,073,099	1,063,001	1,055,841	1,048,652	1,099,132	1,113,567	1,118,141	1,111,219	1,108,395	1,084,572	1,080,774	1,069,536	1,063,050	1,064,086	1,048,421	1,034,287	1,026,230	1,019,069	1,007,364	1,017,725	1,008,856	1,008,253	1,019,611	1,030,419	1,030,504	1,046,383	1,028,006	1,020,581	1,020,196	1,014,981	1,014,152		1,000,000
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Account Value	$ 13,022	12,927	12,730	12,770	12,927	12,913	12,884	12,934	12,622	11,885	11,999	12,345	12,558	12,485	12,342	12,461	12,487	12,222	12,494	12,127	12,096	11,559	11,666	12,154	12,416	12,092	12,298	12,160	12,510	12,933	12,979	13,334	13,320	13,209	13,256	13,350	13,403	13,286	13,237	13,191	13,081	12,998	13,219	13,092	13,026	12,844	12,885	12,845	12,891	12,678	12,572	12,179	12,385	12,828	12,650	12,418	12,371	12,348	12,322	12,424	12,211	12,111	12,062	11,891	11,838	11,633	11,564	11,472	11,315	11,191	11,270	11,341	11,301	11,276	11,262	11,132	11,169	11,119	11,163	11,307	11,183	11,218	11,181	11,255	11,164	11,090	11,103	10,925	10,843	10,802	10,730	10,665	10,530	10,951	11,066	11,131	11,118	11,114	10,937	10,899	10,822	10,780	10,766	10,640	10,563	10,508	10,475	10,404	10,375	10,287	10,299	10,325	10,377	10,343	10,460	10,275	10,221	10,207	10,136	10,124		10,000
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Account Value	$ 13,022	12,927	12,730	12,770	12,927	12,913	12,884	12,934	12,622	11,885	11,999	12,345	12,558	12,485	12,342	12,461	12,487	12,222	12,494	12,127	12,096	11,559	11,666	12,154	12,416	12,092	12,298	12,160	12,510	12,933	12,979	13,334	13,320	13,209	13,256	13,350	13,403	13,286	13,237	13,191	13,081	12,998	13,219	13,092	13,026	12,844	12,885	12,845	12,891	12,678	12,572	12,179	12,385	12,828	12,650	12,418	12,371	12,348	12,322	12,424	12,211	12,111	12,062	11,891	11,838	11,633	11,564	11,472	11,315	11,191	11,270	11,341	11,301	11,276	11,262	11,132	11,169	11,119	11,163	11,307	11,183	11,218	11,181	11,255	11,164	11,090	11,103	10,925	10,843	10,802	10,730	10,665	10,530	10,951	11,066	11,131	11,118	11,114	10,937	10,899	10,822	10,780	10,766	10,640	10,563	10,508	10,475	10,404	10,375	10,287	10,299	10,325	10,377	10,343	10,460	10,275	10,221	10,207	10,136	10,124		10,000
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Account Value	$ 1,302,214	$ 1,292,661	$ 1,272,957	$ 1,276,997	$ 1,292,674	$ 1,291,268	$ 1,288,350	$ 1,293,394	$ 1,262,217	$ 1,188,479	$ 1,199,864	$ 1,234,457	$ 1,255,763	$ 1,248,495	$ 1,234,214	$ 1,246,140	$ 1,248,662	$ 1,222,199	$ 1,249,412	$ 1,212,739	$ 1,209,585	$ 1,155,850	$ 1,166,623	$ 1,215,365	$ 1,241,644	$ 1,209,209	$ 1,229,795	$ 1,215,976	$ 1,251,045	$ 1,293,320	$ 1,297,913	$ 1,333,416	$ 1,331,989	$ 1,320,872	$ 1,325,570	$ 1,335,025	$ 1,340,339	$ 1,328,575	$ 1,323,669	$ 1,319,129	$ 1,308,105	$ 1,299,795	$ 1,321,863	$ 1,309,170	$ 1,302,579	$ 1,284,385	$ 1,288,490	$ 1,284,531	$ 1,289,113	$ 1,267,774	$ 1,257,193	$ 1,217,870	$ 1,238,537	$ 1,282,815	$ 1,264,993	$ 1,241,754	$ 1,237,058	$ 1,234,847	$ 1,232,214	$ 1,242,405	$ 1,221,061	$ 1,211,113	$ 1,206,152	$ 1,189,143	$ 1,183,759	$ 1,163,312	$ 1,156,394	$ 1,147,213	$ 1,131,504	$ 1,119,112	$ 1,127,006	$ 1,134,091	$ 1,130,094	$ 1,127,611	$ 1,126,228	$ 1,113,200	$ 1,116,908	$ 1,111,932	$ 1,116,299	$ 1,130,669	$ 1,118,333	$ 1,121,781	$ 1,118,058	$ 1,125,516	$ 1,116,389	$ 1,108,992	$ 1,110,321	$ 1,092,484	$ 1,084,315	$ 1,080,217	$ 1,072,985	$ 1,066,471	$ 1,053,049	$ 1,095,099	$ 1,106,599	$ 1,113,075	$ 1,111,771	$ 1,111,379	$ 1,093,723	$ 1,089,876	$ 1,082,165	$ 1,077,977	$ 1,076,612	$ 1,063,958	$ 1,056,321	$ 1,050,815	$ 1,047,466	$ 1,040,362	$ 1,037,452	$ 1,028,735	$ 1,029,895	$ 1,032,451	$ 1,037,658	$ 1,034,294	$ 1,045,977	$ 1,027,538	$ 1,022,088	$ 1,020,658	$ 1,013,643	$ 1,012,422		$ 1,000,000